Note 10 - Deposits (Details) - Certificate Maturities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 10 - Deposits (Details) - Certificate Maturities [Line Items]
Interest bearing domestic deposit certificates	$ 97,654	$ 129,520
Weighted average rate domestic deposit certificates of deposit	0.61%	0.80%
One to Six Months [Member]
Note 10 - Deposits (Details) - Certificate Maturities [Line Items]
Interest bearing domestic deposit certificates	32,925	43,618
Weighted average rate domestic deposit certificates of deposit	0.52%	0.84%
Seven to Twelve Months [Member]
Note 10 - Deposits (Details) - Certificate Maturities [Line Items]
Interest bearing domestic deposit certificates	26,764	43,462
Weighted average rate domestic deposit certificates of deposit	0.49%	0.64%
Thirteen to Thirty Six Months [Member]
Note 10 - Deposits (Details) - Certificate Maturities [Line Items]
Interest bearing domestic deposit certificates	29,929	35,542
Weighted average rate domestic deposit certificates of deposit	0.68%	0.86%
Over 36 Months [Member]
Note 10 - Deposits (Details) - Certificate Maturities [Line Items]
Interest bearing domestic deposit certificates	$ 8,036	$ 6,898
Weighted average rate domestic deposit certificates of deposit	1.03%	1.14%